Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Income
Net sales	$ 30,109	$ 30,274	$ 31,821
Operating expenses
Cost of sales	15,040	15,383	16,447
Selling, general and administrative expenses	6,111	6,182	6,469
Research, development and related expenses	1,735	1,763	1,770
Total operating expenses	22,886	23,328	24,686
Operating income	7,223	6,946	7,135
Interest expense and income
Interest expense	199	149	142
Interest income	(29)	(26)	(33)
Total interest expense - net	170	123	109
Income before income taxes	7,053	6,823	7,026
Provision for income taxes	1,995	1,982	2,028
Net income including noncontrolling interest	5,058	4,841	4,998
Less: Net income attributable to noncontrolling interest	8	8	42
Net income attributable to 3M	$ 5,050	$ 4,833	$ 4,956
Weighted average 3M common shares outstanding - basic (in shares)	604.7	625.6	649.2
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 8.35	$ 7.72	$ 7.63
Weighted average 3M common shares outstanding - diluted (in shares)	618.7	637.2	662.0
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 8.16	$ 7.58	$ 7.49
Cash dividends paid per 3M common share (in dollars per share)	$ 4.44	$ 4.10	$ 3.42